DELAWARE U.S. GROWTH FUND
Delaware U.S. Growth Fund
Average annual total returns for periods ended December 31, 2011
Average Annual Total Returns DELAWARE U.S. GROWTH FUND	1 year	5 years	10 years
INSTITUTIONAL CLASS	8.00%	2.63%	1.94%
INSTITUTIONAL CLASS After Taxes on Distributions	7.98%	2.61%	1.93%
INSTITUTIONAL CLASS After Taxes on Distributions and Sales	5.23%	2.25%	1.66%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

DELAWARE GROUP® ADVISER FUNDS

Delaware U.S. Growth Fund

Supplement to the Fund’s Institutional Class
Summary and Statutory Prospectuses dated
February 28, 2012 (the “Prospectuses”)

The following replaces the average annual total return table found in the Prospectuses under “How has Delaware U.S. Growth Fund performed?”.

Average annual total returns for periods ended December 31, 2011

	1 year	5 years	10 years
Return before taxes	8.00%	2.63%	1.94%
Return after taxes on distributions	7.98%	2.61%	1.93%
Return after taxes on distributions and sale of Fund shares	5.23%	2.25%	1.66%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.50%	2.60%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Please keep this Supplement for future reference.

This Supplement is dated May 17, 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.